Quarterly Results of Operations (Tables)	12 Months Ended
Jan. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
Following is a summary of our quarterly results of operations for the years ended January 31, 2014 and 2013 (as restated).

	Fiscal 2014				Fiscal 2013
	January 31, 2014	October 31, 2013	July 31, 2013	April 30, 2013	January 31, 2013	October 31, 2012	July 31, 2012	April 30, 2012

Net revenues	$2,839,462	$2,605,231	$2,593,046	$2,446,566	$2,529,683	$1,965,153	$1,649,451	$1,631,844

Loss from operations	(1,024,033)	(813,487)	(1,360,387)	(711,972)	(525,083)	(1,437,225)	(63,026)	(53,153)

Loss on change in fair value of derivative liabilities	-	-	-	-	-	(3,063,144)	(2,914,549)	123,838

Interest expense	(202,206)	(178,679)	(170,806)	(127,493)	(259,995)	(221,239)	(224,906)	(224,036)

Other income (expense)	41,396	9,476	(924)	(246)	(37,903)	207	455	(5)

Loss before income taxes	(1,184,843)	(982,690)	(1,532,117)	(839,711)	(822,981)	(4,721,401)	(3,202,026)	(153,356)

(Benefit) provision for income taxes	(21,847)	31,956	-	9,404	-	-	800	4,000

Net loss	$(1,162,996)	$(1,014,646)	$(1,532,117)	$(849,115)	$(822,981)	$(4,721,401)	$(3,202,826)	$(157,356)

Net income attributable to noncontrolling interest	(100,342)	(90,779)	(119,231)	(151,072)	(183,171)	(108,146)	(93,888)	(116,296)

Net loss attributable to Apollo Medical Holdings, Inc.	$(1,263,338)	$(1,105,425)	$(1,651,348)	$(1,000,187)	$(1,006,152)	$(4,829,547)	$(3,296,714)	$(273,652)

Per share data:

Weighted Average Shares - Basic and Diluted	4,208,469	3,797,761	3,797,761	3,484,344	3,480,800	3,344,054	3,101,590	2,996,589

Basic and Diluted Loss per share (1)	$(0.30)	$(0.29)	$(0.43)	$(0.29)	$(0.29)	$(1.44)	$(1.06)	$(0.09)

(1) Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the year